Notes Payable	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Notes to Financial Statements
Notes Payable

Note 5: Notes Payable

In September 2011 the Company entered into separate promissory notes with The Diversified Group Land Contract Limited Partnership # 5 (“LCLP #5”) and The Diversified Group Land Contract Limited Partnership # 6 (“LCLP #6”) for $300,000 and $250,000, respectively. LCLP #5 and LCLP #6 both consist of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company. No amounts under the promissory notes were paid by The Diversified Group Partnership Management, LLC. Each note has an interest rate of 9.9% and a term that ends in December 2012. Monthly payments are required with a final balloon payment due at the end of the loan term. As of September 30, 2011, the Company did not make any payments against these notes and incurred interest expense of $2,420.

Not Applicable.